Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Internal credit grades
Credit quality information by rating category
Credit quality	$ 390,370	$ 360,086
Rating category, 9.3
Credit quality information by rating category
Credit quality		653
Rating category, 9.2
Credit quality information by rating category
Credit quality	623
Rating category, 9.0
Credit quality information by rating category
Credit quality	3,504
Rating category, 8.5
Credit quality information by rating category
Credit quality	2,583	1,990
Rating category, 8.0
Credit quality information by rating category
Credit quality	9,133	2,660
Rating category, 7.5
Credit quality information by rating category
Credit quality	32,111	44,309
Rating category, 7.0
Credit quality information by rating category
Credit quality	28,979	35,636
Rating category, 6.5
Credit quality information by rating category
Credit quality	37,086	15,905
Rating category, 6.0
Credit quality information by rating category
Credit quality	60,046	63,625
Rating category, 5.5
Credit quality information by rating category
Credit quality	93,420	76,408
Rating category, 5.0
Credit quality information by rating category
Credit quality	83,756	69,634
Rating category, 4.5
Credit quality information by rating category
Credit quality	16,433	17,018
Rating category, 4.0
Credit quality information by rating category
Credit quality	2,987	4,454
Rating category, 3.5
Credit quality information by rating category
Credit quality	1,421	1,773
Rating category, 3.0
Credit quality information by rating category
Credit quality	413	1,373
Rating category, 2.5
Credit quality information by rating category
Credit quality	112	191
Rating category, 2.0
Credit quality information by rating category
Credit quality	2,023	1,982
Rating category, 1.5
Credit quality information by rating category
Credit quality	564
Rating category, 1.0
Credit quality information by rating category
Credit quality		204
Not rated
Credit quality information by rating category
Credit quality	15,176	22,271
Loans and advances to customers | Internal credit grades
Credit quality information by rating category
Credit quality	312,120	298,333
Loans and advances to customers | Rating category, 9.0
Credit quality information by rating category
Credit quality	3,504
Loans and advances to customers | Rating category, 8.0
Credit quality information by rating category
Credit quality	3,380	15
Loans and advances to customers | Rating category, 7.5
Credit quality information by rating category
Credit quality	20,573	37,736
Loans and advances to customers | Rating category, 7.0
Credit quality information by rating category
Credit quality	9,117	20,847
Loans and advances to customers | Rating category, 6.5
Credit quality information by rating category
Credit quality	29,790	6,699
Loans and advances to customers | Rating category, 6.0
Credit quality information by rating category
Credit quality	48,849	54,717
Loans and advances to customers | Rating category, 5.5
Credit quality information by rating category
Credit quality	84,473	68,014
Loans and advances to customers | Rating category, 5.0
Credit quality information by rating category
Credit quality	77,155	64,872
Loans and advances to customers | Rating category, 4.5
Credit quality information by rating category
Credit quality	15,179	16,069
Loans and advances to customers | Rating category, 4.0
Credit quality information by rating category
Credit quality	2,898	4,133
Loans and advances to customers | Rating category, 3.5
Credit quality information by rating category
Credit quality	1,396	1,753
Loans and advances to customers | Rating category, 3.0
Credit quality information by rating category
Credit quality	413	1,373
Loans and advances to customers | Rating category, 2.5
Credit quality information by rating category
Credit quality	112	116
Loans and advances to customers | Rating category, 2.0
Credit quality information by rating category
Credit quality	1,870	1,949
Loans and advances to customers | Rating category, 1.5
Credit quality information by rating category
Credit quality	564
Loans and advances to customers | Rating category, 1.0
Credit quality information by rating category
Credit quality		204
Loans and advances to customers | Not rated
Credit quality information by rating category
Credit quality	12,847	19,836
Commercial loans (except SMEs) | Internal credit grades
Credit quality information by rating category
Credit quality	262,825	241,311
Commercial loans (except SMEs) | Rating category, 8.0
Credit quality information by rating category
Credit quality	3,380	15
Commercial loans (except SMEs) | Rating category, 7.5
Credit quality information by rating category
Credit quality	496	4,006
Commercial loans (except SMEs) | Rating category, 7.0
Credit quality information by rating category
Credit quality	9,116	17,082
Commercial loans (except SMEs) | Rating category, 6.5
Credit quality information by rating category
Credit quality	28,807	6,699
Commercial loans (except SMEs) | Rating category, 6.0
Credit quality information by rating category
Credit quality	48,849	54,717
Commercial loans (except SMEs) | Rating category, 5.5
Credit quality information by rating category
Credit quality	74,722	61,648
Commercial loans (except SMEs) | Rating category, 5.0
Credit quality information by rating category
Credit quality	63,662	57,457
Commercial loans (except SMEs) | Rating category, 4.5
Credit quality information by rating category
Credit quality	13,901	10,978
Commercial loans (except SMEs) | Rating category, 4.0
Credit quality information by rating category
Credit quality	2,898	3,497
Commercial loans (except SMEs) | Rating category, 3.5
Credit quality information by rating category
Credit quality	1,396	1,753
Commercial loans (except SMEs) | Rating category, 3.0
Credit quality information by rating category
Credit quality	413	1,373
Commercial loans (except SMEs) | Rating category, 2.5
Credit quality information by rating category
Credit quality	112	116
Commercial loans (except SMEs) | Rating category, 2.0
Credit quality information by rating category
Credit quality	1,870	1,949
Commercial loans (except SMEs) | Rating category, 1.5
Credit quality information by rating category
Credit quality	564
Commercial loans (except SMEs) | Rating category, 1.0
Credit quality information by rating category
Credit quality		204
Commercial loans (except SMEs) | Not rated
Credit quality information by rating category
Credit quality	12,639	19,817
Public sector loans | Internal credit grades
Credit quality information by rating category
Credit quality	49,295	57,022
Public sector loans | Rating category, 9.0
Credit quality information by rating category
Credit quality	3,504
Public sector loans | Rating category, 7.5
Credit quality information by rating category
Credit quality	20,077	33,730
Public sector loans | Rating category, 7.0
Credit quality information by rating category
Credit quality	1	3,765
Public sector loans | Rating category, 6.5
Credit quality information by rating category
Credit quality	983
Public sector loans | Rating category, 5.5
Credit quality information by rating category
Credit quality	9,751	6,366
Public sector loans | Rating category, 5.0
Credit quality information by rating category
Credit quality	13,493	7,415
Public sector loans | Rating category, 4.5
Credit quality information by rating category
Credit quality	1,278	5,091
Public sector loans | Rating category, 4.0
Credit quality information by rating category
Credit quality		636
Public sector loans | Not rated
Credit quality information by rating category
Credit quality	208	19
Financial instruments not recognized on consolidated balance sheet | Internal credit grades
Credit quality information by rating category
Credit quality	78,250	61,753
Financial instruments not recognized on consolidated balance sheet | Rating category, 9.3
Credit quality information by rating category
Credit quality		653
Financial instruments not recognized on consolidated balance sheet | Rating category, 9.2
Credit quality information by rating category
Credit quality	623
Financial instruments not recognized on consolidated balance sheet | Rating category, 8.5
Credit quality information by rating category
Credit quality	2,583	1,990
Financial instruments not recognized on consolidated balance sheet | Rating category, 8.0
Credit quality information by rating category
Credit quality	5,753	2,645
Financial instruments not recognized on consolidated balance sheet | Rating category, 7.5
Credit quality information by rating category
Credit quality	11,538	6,573
Financial instruments not recognized on consolidated balance sheet | Rating category, 7.0
Credit quality information by rating category
Credit quality	19,862	14,789
Financial instruments not recognized on consolidated balance sheet | Rating category, 6.5
Credit quality information by rating category
Credit quality	7,296	9,206
Financial instruments not recognized on consolidated balance sheet | Rating category, 6.0
Credit quality information by rating category
Credit quality	11,197	8,908
Financial instruments not recognized on consolidated balance sheet | Rating category, 5.5
Credit quality information by rating category
Credit quality	8,947	8,394
Financial instruments not recognized on consolidated balance sheet | Rating category, 5.0
Credit quality information by rating category
Credit quality	6,601	4,762
Financial instruments not recognized on consolidated balance sheet | Rating category, 4.5
Credit quality information by rating category
Credit quality	1,254	949
Financial instruments not recognized on consolidated balance sheet | Rating category, 4.0
Credit quality information by rating category
Credit quality	89	321
Financial instruments not recognized on consolidated balance sheet | Rating category, 3.5
Credit quality information by rating category
Credit quality	25	20
Financial instruments not recognized on consolidated balance sheet | Rating category, 2.5
Credit quality information by rating category
Credit quality		75
Financial instruments not recognized on consolidated balance sheet | Rating category, 2.0
Credit quality information by rating category
Credit quality	153	33
Financial instruments not recognized on consolidated balance sheet | Not rated
Credit quality information by rating category
Credit quality	2,329	2,435
Guarantees | Internal credit grades
Credit quality information by rating category
Credit quality	63,079	47,841
Guarantees | Rating category, 9.3
Credit quality information by rating category
Credit quality		653
Guarantees | Rating category, 9.2
Credit quality information by rating category
Credit quality	623
Guarantees | Rating category, 8.5
Credit quality information by rating category
Credit quality	2,576	1,959
Guarantees | Rating category, 8.0
Credit quality information by rating category
Credit quality	5,262	2,063
Guarantees | Rating category, 7.5
Credit quality information by rating category
Credit quality	11,037	6,449
Guarantees | Rating category, 7.0
Credit quality information by rating category
Credit quality	19,265	14,063
Guarantees | Rating category, 6.5
Credit quality information by rating category
Credit quality	7,043	8,996
Guarantees | Rating category, 6.0
Credit quality information by rating category
Credit quality	9,060	5,986
Guarantees | Rating category, 5.5
Credit quality information by rating category
Credit quality	3,219	3,834
Guarantees | Rating category, 5.0
Credit quality information by rating category
Credit quality	2,391	784
Guarantees | Rating category, 4.5
Credit quality information by rating category
Credit quality	392	310
Guarantees | Rating category, 4.0
Credit quality information by rating category
Credit quality	3	312
Guarantees | Rating category, 2.5
Credit quality information by rating category
Credit quality		75
Guarantees | Rating category, 2.0
Credit quality information by rating category
Credit quality	75	33
Guarantees | Not rated
Credit quality information by rating category
Credit quality	2,133	2,324
Loan commitments | Internal credit grades
Credit quality information by rating category
Credit quality	15,171	13,912
Loan commitments | Rating category, 8.5
Credit quality information by rating category
Credit quality	7	31
Loan commitments | Rating category, 8.0
Credit quality information by rating category
Credit quality	491	582
Loan commitments | Rating category, 7.5
Credit quality information by rating category
Credit quality	501	124
Loan commitments | Rating category, 7.0
Credit quality information by rating category
Credit quality	597	726
Loan commitments | Rating category, 6.5
Credit quality information by rating category
Credit quality	253	210
Loan commitments | Rating category, 6.0
Credit quality information by rating category
Credit quality	2,137	2,922
Loan commitments | Rating category, 5.5
Credit quality information by rating category
Credit quality	5,728	4,560
Loan commitments | Rating category, 5.0
Credit quality information by rating category
Credit quality	4,210	3,978
Loan commitments | Rating category, 4.5
Credit quality information by rating category
Credit quality	862	639
Loan commitments | Rating category, 4.0
Credit quality information by rating category
Credit quality	86	9
Loan commitments | Rating category, 3.5
Credit quality information by rating category
Credit quality	25	20
Loan commitments | Rating category, 2.0
Credit quality information by rating category
Credit quality	78
Loan commitments | Not rated
Credit quality information by rating category
Credit quality	$ 196	$ 111